OTHER CURRENT ASSETS (Details) - USD ($)	Sep. 30, 2021	Sep. 30, 2020
OTHER CURRENT ASSETS
Deferred offering costs		$ 384,847
Security deposits	$ 327,104	150,093
Prepaid expense	84,428	4,377
Other receivables	14,090	8,126
Total other current assets	$ 425,622	$ 547,443